AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 9, 2017

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 314	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 315	☒

(Check appropriate box or boxes)

POWERSHARES ACTIVELY MANAGED

EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601	Eric S. Purple Stradley Ronon Stevens & Young LLP 1250 Connecticut Ave, NW, Suite 500
Chicago, Illinois 60606	Washington, DC 20036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on July 9, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 314 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating July 9, 2017 as the new effective date for Post-Effective Amendment No. 27 to the Trust’s Registration Statement, which was filed on January 13, 2012 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 31, 35, 37, 40, 41, 46, 50, 55, 63, 70, 75, 79, 84, 89, 93, 100, 104, 108, 113, 116, 121, 124, 128, 131, 135, 141, 146, 151, 155, 158, 161, 164, 167, 170, 171, 174, 177, 180, 185, 189, 191, 194, 196, 199, 202, 206, 209, 213, 217, 221, 226, 232, 236, 240, 246, 249, 255, 260, 267, 274, 281, 286, 290, 295, 302, 306 and 310 to the Trust’s Registration Statement filed on March 26, 2012, April 24, 2012, May 23, 2012, June 21, 2012, July 20, 2012, August 17, 2012, September 11, 2012, October 10, 2012, November 8, 2012, December 6, 2012, January 4, 2013, February 1, 2013, March 4, 2013, April 3, 2013, May 3, 2013, June 3, 2013, July 2, 2013, August 1, 2013, August 30, 2013, September 30, 2013, October 30, 2013, November 26, 2013, December 23, 2013, January 21, 2014, February 19, 2014, March 20, 2014, April 18, 2014, May 16, 2014, June 13, 2014, July 11, 2014, August 8, 2014, September 5, 2014, October 3, 2014, October 31, 2014, November 28, 2014, December 23, 2014, January 21, 2015, February 19, 2015, March 20, 2015, April 17, 2015, May 15, 2015, June 12, 2015, July 10, 2015, August 7, 2015, September 4, 2015, October 2, 2015, October 30, 2015, November 27, 2015, December 23, 2015, January 21, 2016, February 19, 2016, March 18, 2016, April 15, 2016, May 13, 2016, June 10, 2016, July 8, 2016, August 5, 2016, September 2, 2016, September 30, 2016, October 28, 2016, November 23, 2016, December 22, 2016, January 20, 2017, February 17, 2017, March 17, 2017, April 13, 2017 and May 12, 2017, respectively. This Amendment relates solely to PowerShares Commodity Rotation Portfolio, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 27 to the Trust’s Registration Statement and Part C of Post-Effective Amendment No. 298 to the Trust’s Registration Statement, which was filed on February 23, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 9th day of June, 2017.

PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE
/s/ Daniel E. Draper	President	June 9, 2017
Daniel E. Draper

/s/ Steven M. Hill	Treasurer	June 9, 2017
Steven M. Hill

/s/ Anna Paglia	Secretary	June 9, 2017
Anna Paglia

*/s/ Ronn R. Bagge	Trustee	June 9, 2017
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	June 9, 2017
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	June 9, 2017
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	June 9, 2017
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	June 9, 2017
Yung Bong Lim

*/s/ Philip M. Nussbaum	Trustee	June 9, 2017
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	June 9, 2017
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	June 9, 2017
Donald H. Wilson

*By: /s/ Anna Paglia		June 9, 2017
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs on behalf of the powers of attorney filed with Post-Effective Amendment Nos. 27 and 89 to the Trust’s Registration Statement, which are incorporated by reference herein.

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